Income taxes - Differences between income taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.15%	0.41%	3.41%
Effective tax rate	0.15%	0.41%	3.41%